Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 – SUBSEQUENT EVENTS

On February 5, 2021, the Company entered into a securities purchase agreement with certain institutional investors for a registered direct offering of $5.0 million of ordinary shares at a price of $0.52 per share. On February 10, 2021, the offering was closed and the Company received net proceeds of approximately $4.4 million. The Company issued a total of 9,615,387 ordinary shares to the institutional investors. As part of the transaction, the Company also issued to the investors warrants for the purchase of up to 4,807,694 ordinary shares at an exercise price of $0.68 per share for a term of three years from the date of issuance. From February 10 to 16, 2021, the institutional investors purchased 4,805,129 warrants.

On February 11, 2021, the Company entered into another securities purchase agreement with certain institutional investors for a registered direct offering of approximately $15.0 million of ordinary shares at a price of $0.888 per share. On February 17, 2021, the offering was closed and the Company received net proceeds of approximately $17.7 million. The Company issued a total of 16,891,892 ordinary shares to the institutional investors. As part of the transaction, the Company also issued to the investors warrants for the purchase of up to 8,445,946 ordinary shares at an exercise price of $1.11 per share for a term of three years from the date of issuance. From February 19 to 26, 2021 the institutional investors purchased 8,440,631 warrants.

On February 17, 2021, the Company entered into another securities purchase agreement with certain institutional investors for a registered direct offering of $100 million of ordinary shares at a price of $2.08 per share. On February 19, 2021, the offering was closed and the Company received net proceeds of approximately $92.7 million. The Company issued a total of 48,076,923 ordinary shares to the institutional investors. As part of the transaction, the Company also issued to the investors warrants for the purchase of up to 19,230,768 ordinary shares at an exercise price of $2.38 per share for a term of three years from the date of issuance.

On March 17, 2021, the Company completed the acquisition of 100% equity interest in Saleya for a consideration of (i) a cash amount of $102 million (RMB666 million), (ii) 9,819,926 LKCO ordinary shares and (iii) 1,500,310 LKCO preferred shares pursuant to a supplemental agreement dated February 24, 2021. The main operating subsidiary, eMapgo Technologies (Beijing) Co., Ltd. is a leading provider of navigation and electronic map services in China. The information required by ASC 805-10-50-2 has not been disclosed as the Company is in the process of engaging an external valuation specialist to perform the purchase price allocation.